ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2018
Assets And Liabilities Classified As Held For Sale [Abstract]
Disclosure of assets and liabilities classified as held for sale

(US$ MILLIONS)	2018	2017
Accounts and other receivable, net	28	—
Inventory	6	—
Property, plant and equipment	29	14
Assets held for sale	$63	$14

Accounts payable and other	$9	$—
Liabilities associated with assets held for sale	$9	$—